SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Valuation of Long-Lived Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Impairment	$ 0	$ 0